Background and Basis of Presentation (Policies)	12 Months Ended
Sep. 26, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting	The consolidated and combined financial statements have been prepared in U.S. dollars and in accordance with accounting principles generally accepted in the U.S. ("GAAP").
Use of Estimates
The preparation of the consolidated and combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses. Actual results may differ from those estimates.

Consolidation
The consolidated and combined financial statements include the accounts of the Company, its wholly-owned subsidiaries and entities in which they own or control more than fifty percent of the voting shares, or have the ability to control through similar rights. The results of entities disposed of are included in the consolidated and combined financial statements up to the date of disposal and, where appropriate, these operations have been reflected as discontinued operations. Divestitures of product lines not representing businesses have been reflected in operating income. All intercompany balances and transactions have been eliminated in consolidation and, in the opinion of management, all normal recurring adjustments necessary for a fair presentation have been included in the results reported.

Fiscal Period
Fiscal Year
The Company reports its results based on a "52-53 week" year ending on the last Friday of September. Fiscal 2014, 2013 and 2012 each consisted of 52 weeks. Unless otherwise indicated, fiscal 2014, 2013 and 2012 refer to the Company's fiscal years ended September 26, 2014, September 27, 2013 and September 28, 2012, respectively.